COMMON STOCK AND STOCK INCENTIVE PLANS - Unvested Restricted Awards (Details) - 2017 Equity Incentive Plan $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Restricted stock awards
Vesting period	4 years
Restricted Stock
Restricted stock awards
Vesting period	4 years
Ratio for grant of stock awards that is deducted from the shares available for grant	0.01
Shares
Total nonvested restricted stock at the beginning of the period (in shares) | shares	921	1,438
Granted (in shares) | shares	789	76
Vested (in shares) | shares	(379)	(364)
Forfeited (in shares) | shares	(25)	(229)
Total nonvested restricted stock at the end of the period (in shares) | shares	1,306	921
Fair value of restricted stock awards vested | $	$ 0.9	$ 0.8
Weighted average grant date fair value
Total nonvested restricted stock at the beginning of the period (in dollars per share) | $ / shares	$ 1.96	$ 2.28
Granted (in dollars per share) | $ / shares	3.53	2.34
Vested (in dollars per share) | $ / shares	2.37	2.27
Forfeited (in dollars per share) | $ / shares	3.33	3.64
Total nonvested restricted stock at the end of the period (in dollars per share) | $ / shares	$ 2.77	$ 1.96